Pensions and Other Postretirement Benefits (Details 8) (Significant Unobservable Inputs (Level 3) [Member], USD $) In Thousands	12 Months Ended
Apr. 30, 2011
Change in plan assets:
Fair value of plan assets at beginning of year	$ 44,779
Actual return on plan assets still held at reporting date	4,436
Purchases	6,200
Fair value of plan assets at end of year	55,415
U.S. Equity Securities [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	2,391
Actual return on plan assets still held at reporting date	698
Purchases	1,688
Fair value of plan assets at end of year	4,777
Hedge Funds [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	33,163
Actual return on plan assets still held at reporting date	1,988
Purchases	2,300
Fair value of plan assets at end of year	37,451
Private Equity Funds [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	9,225
Actual return on plan assets still held at reporting date	1,750
Purchases	2,212
Fair value of plan assets at end of year	$ 13,187